UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                 FORM N-CSR

                 CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-4788

                                  VLC TRUST
             (Exact name of registrant as specified in charter)

              ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903
                  (Address of principal executive offices)

                          MARGARET D. FARRELL, ESQ.
                                  SECRETARY
                        HINCKLEY, ALLEN & SNYDER LLP
                              1500 FLEET CENTER
                       PROVIDENCE, RHODE ISLAND 02903
                   (Name and address of agent for service)


Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31

Date of reporting period: October 31, 2004

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

---------------------------------------------------------------------------
TABLE OF CONTENTS                                          OCTOBER 31, 2004

ITEM 1

      The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                     OCEAN STATE TAX EXEMPT FUND [LOGO]

                           REPORT OF THE PRESIDENT
                              October 31, 2004

      We are pleased to report that the Ocean State Tax Exempt Fund (the"Fund") last year achieved a positive total investment return for shareholders on net asset value for the 5th year in a row. Although we are optimistic that current market conditions can continue, favoring an extension of this trend, investors should be aware that there are a variety of issues, such as the ballooning trade and Federal deficit, that could exert negative pressure on fixed income returns down the road.

      An issue often mentioned is the effect on bond yields that will accrue as a result of the incremental moves by the Federal Reserve to raise short-term interest rates. Interestingly, although rate increases to date have raised the yields on 3 month to five-year Treasury obligations, the impacts on municipal bonds and longer term Treasury Notes have been less by comparison. The term for this condition is known as a "flattening" of the yield curve.

      We believe this reaction is a result of bond investors interpreting the actions of the Federal Reserve as motivated by a desire to recoup some operating flexibility by recalling some of the rate reductions they made to combat the effects of the dramatic slowdown in our economic past. We do not believe, which current economic statistics seem to support, that the increases are being promulgated by a belief that a sharp rise in inflation, causing bond yields to rise and principal values to fall, is in the cards. We do however keep a close watch on the direction and tone of our economy as well as on the movements of the Federal Reserve in efforts to anticipate the direction of interest rate changes and work to reposition the Fund accordingly.

      The Ocean State Tax Exempt Fund has been structured to be a long-term holding in any kind of investment environment. The Fund strives to minimize the Fund's price volatility or swings in share net asset value through a variety of strategies. In establishing a weighted average maturity in the intermediate range (10-13 years) the goal of the Fund's management is to maintain a solid dividend yield while not extending the portfolio too far. The chief risk to investors from extending to a longer average maturity comes the increased potential fluctuation in share value. Also, the Fund's emphasis on higher coupon bonds should help mute the effects of potentially rising rates.

      We recognize and appreciate your confidence in this Fund and we will work diligently to maintain your trust in the Fund. We wish you all the best in 2005.

                                       Very truly yours,

                                       /s/ Alfred B. Van Liew

                                       Alfred B. Van Liew
                                       President and Chairman of the
                                       Board of Trustees

                         OCEAN STATE TAX EXEMPT FUND
                        INVESTMENT PERFORMANCE REVIEW
                           as of October 31, 2004


                                                        Prior
                               November 1, 2003      Fiscal Year       November 1, 1999    November 1, 1994
                                   through              Ended              through             through
                               October 31, 2004    October 31, 2003    October 31, 2004    October 31, 2004
                               ----------------    ----------------    ----------------    ----------------

Total Rate of Return (b)
  Based on:
    Net Asset Value                  3.55%              3.60%               5.11%               5.28%
    Offering Price                  -0.62%             -0.55%               4.24%               4.84%


                                     As of               As of
                               October 31, 2004    October 31, 2003
                               ----------------    ----------------

30-day Current Yield
  Based on:
    Net Asset Value                  3.30%              3.38%
    Offering Price                   3.16%              3.25%

30-day Tax-Equivalent Yield (a)
  Based on:
    Net Asset Value                  5.58%              5.71%
    Offering Price                   5.34%              5.49%

      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 11.0 years as of October 31, 2004.

      The average quality rating of the investments, in the following table was Aaa/AAA (Moody's and Standard & Poor's bond rating services).

                         Portfolio Quality Analysis


                            % of Total Portfolio
                            --------------------
                              as of       as of
      Rating                10/31/04    10/31/03
      ------                --------    --------

      Aaa/AAA                 73.32%     75.13%
      Aa/AA                   24.94%     22.95%
      A                        1.74%      1.05%
      Baa/BBB                     0%      0.87%
      Not Rated                   0%         0%

      The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 2004, shareholders subject to a maximum Federal tax rate of 35% and a Rhode Island tax rate of 9.90% of federal taxable income. All dividend income is exempt from local, state and Federal taxes for Rhode Island residents. Capital gains taxes will apply to any distributed capital gains.
(b) Past performance is no guarantee of future results. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The offering price reflects a maximum sales charge of 4.00%.

              MANAGEMENT'S DISCUSSION OF INVESTMENT PERFORMANCE

      October 31, 2004 marked the end of the Fund's eighteenth fiscal year. During the prior 12 months, the Fund's net asset value (NAV) declined from $10.48 to $10.46. Significantly impacting the Fund was the continuing bond market rally as yields again slid during the year despite the Federal Reserve's efforts toward moderate rate hikes in interest rates. The Fund's dividend distribution declined from $0.42 to $0.35 per share during the year while the Fund's total return on net asset value was 3.55%.

      During the year the Fund's management slightly increased the Fund's average maturity from 10.6 to 11.0 years while the Aaa/AAA component of the portfolio was reduced to 73%. Fund management has worked to stabilize the Fund's dividend distribution in the face of the portfolio's higher coupon bonds being pre-refunded or called away. Further, management has strived to balance the attractiveness of purchasing higher yielding, longer-term bonds against the potential risk to preservation of principal if a rising rate environment were to develop and be sustained.

      Management has implemented swaps out of shorter maturity, lower yielding positions into longer maturity, higher yielding investments with minimal impact on the Fund's average maturity. Uninsured bonds, as opposed to insured bonds, also offer investment opportunities for improving credits and higher yield. Fund management remains focused on the Fund's investment objective to provide as high a level of current income, exempt from Federal and Rhode Island tax, as is consistent with the preservation of principal.

Fund Expenses Borne by Shareholders During the Period from
 May 1, 2004 through October 31, 2004.

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

Actual Expenses

      The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses Table

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                     Expenses
                Annualized      Beginning         Ending           Paid During
                 Expense      Account Value    Account Value*        Period**
                  Ratio          5/1/04          10/31/04        5/1/04-10/31/04
                ----------    -------------    --------------    ---------------

Actual            1.23%          $1,000           $1,028              $6.27
Hypothetical      1.23%          $1,000           $1,025              $6.26

* Ending account value reflects the ending account value assuming the actual return per year before expenses (Actual) and a hypothetical 5% return per year before expenses (Hypothetical).
** Expenses paid is equal to the annualized expense ratio for the most recent 6 month period, as shown above, multiplied by the average account value over the period multiplied by the number of days in the period divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                           as of October 31, 2004


                                   ASSETS

Investments at value (identified cost $29,406,716) (Note 1A)        $31,115,968
Cash                                                                    153,129
Interest receivable                                                     343,474
Prepaid expense                                                           7,108
Receivable for Capital Stock Sold                                        25,000
                                                                    -----------
      TOTAL ASSETS                                                  $31,644,679

LIABILITIES

Distribution payable to shareholders                                     43,427
Accrued management fees                                                  16,085
                                                                    -----------
      TOTAL LIABILITIES                                             $    59,512
                                                                    ===========

      NET ASSETS                                                    $31,585,167
                                                                    ===========

Net Assets consist of:
Shares of beneficial interest at par ($.01/share)                   $    30,208
Additional paid-in capital                                           29,852,744
Accumulated net realized gain on investment transactions                 53,754
Distributions in excess of net investment income                        (60,791)
Net unrealized appreciation of investments                            1,709,252
                                                                    -----------

TOTAL-REPRESENTING NET ASSETS AT VALUE FOR 3,020,782 SHARES
 OUTSTANDING                                                        $31,585,167
                                                                    ===========

COMPUTATION OF NET ASSET VALUE & OFFERING PRICE:
Net Assets                                                          $31,585,167
Divided by number of shares outstanding                               3,020,782
Net asset value                                                     $     10.46
                                                                    ===========
Offering price                                                      $     10.90
                                                                    ===========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                           STATEMENT OF OPERATIONS
                     For the year ended October 31, 2004


Investment Income

Interest income (Note 1B)                                            $1,446,360
Expenses:
  Adviser fees (Note 2)                                $109,490
  Administrator fees (Note 2)                            78,207
  Transfer agent fees                                    55,343
  Auditing fees                                          36,275
  Legal fees and expenses                                30,896
  Trustees fees and expenses                             25,250
  Distribution expenses (Note 5)                         14,374
  Custody                                                19,368
  Shareholder reports                                     7,106
  Pricing fees                                            3,133
  Miscellaneous expenses                                  3,678
  Insurance                                               1,377
  Registration fees                                       1,950
                                                       --------
                                                       $386,447
                                                                     ----------
      Net Investment Income                                          $1,059,913

Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain on Investments                         23,002
Net Change in Unrealized Appreciation of Investments     53,989
                                                       --------
Net Realized and Unrealized Loss on Investments                          76,991
                                                                     ----------

Net Increase in Net Assets Resulting from Operations                 $1,136,904
                                                                     ==========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                             Fiscal Year         Fiscal Year
                                                                Ended               Ended
                                                          October 31, 2004    October 31, 2003
                                                          ----------------    ----------------

Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income                                     $ 1,059,913         $ 1,317,767
  Net realized gain on investments                               23,002              90,977
  Change in unrealized appreciation/depreciation
   of investments                                                53,989            (161,791)
                                                            -----------         -----------

  Net increase in net assets resulting from operations      $ 1,136,904         $ 1,246,953

Dividends and distributions to shareholders from:
  Net investment income ($.35 per share in 2004 and
   $.42 per share in 2003)                                   (1,059,913)         (1,317,766)
  Net realized gains ($.03 per share in 2004 and
   $.03 per share in 2003)                                      (92,412)           (105,799)
  Net increase/decrease from fund share transactions
   (Note 4)                                                  (1,514,293)         (2,797,165)
                                                            -----------         -----------

      Total decrease in net assets                           (1,529,714)         (2,973,777)

NET ASSETS:
  Beginning of year                                          33,114,881          36,088,658
                                                            -----------         -----------

  End of year                                               $31,585,167         $33,114,881
                                                            ===========         ===========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                            FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.

      The following data includes selected data and other performance information derived from the financial statements.


                                            Fiscal      Fiscal      Fiscal      Fiscal      Fiscal
                                             Year        Year        Year        Year        Year
                                            Ended       Ended       Ended       Ended       Ended
                                           10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
                                           --------    --------    --------    --------    --------

Per Share Operating Performance:
Net Asset Value, Beginning of Year         $ 10.48     $ 10.54     $ 10.55     $ 10.25     $ 10.12
Net investment income                          .35         .42         .45         .47         .49
Net realized and unrealized gain (loss)
 on securities                                 .01        (.03)       (.01)        .30         .13
                                           -------     -------     -------     -------     -------
Total from Investment Operations               .36         .39         .44         .77         .62
                                           -------     -------     -------     -------     -------

Less Distributions:
Dividends from net investment income          (.35)       (.42)       (.45)       (.47)       (.49)
Distribution from net realized gains          (.03)       (.03)       (.00)       (.00)       (.00)
                                           -------     -------     -------     -------     -------
Total Distributions                           (.38)       (.45)       (.45)       (.47)       (.49)
                                           -------     -------     -------     -------     -------
Net Asset Value, End of Year               $ 10.46     $ 10.48     $ 10.54     $ 10.55     $ 10.25
                                           =======     =======     =======     =======     =======

Total investment return at Net Asset
 Value (a)                                    3.55%       3.60%       4.21%       7.63%       6.22%
Ratios and Supplemental Data:
Net Assets , End of Year (000's
 omitted)                                  $31,585     $33,115     $36,089     $36,303     $37,526
Ratio of expenses to average
 net assets                                   1.24%       1.06%       1.04%       1.19%       1.12%
Ratio of net investment income to
 average net assets                           3.40%       3.82%       4.25%       4.52%       4.76%
Portfolio turnover                              15%         19%         17%          4%          5%
Fund expenses per share                        .13         .12         .11         .13         .12
Net investment income per share                .35         .42         .45         .47         .49

(a)   Total investment return does not reflect sales load.

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                        NOTES TO FINANCIAL STATEMENTS
                              October 31, 2004

NOTE 1 SIGNIFICANT ACCOUNTING POLICIES

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of October 31, 2004 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At October 31, 2004, 93.14% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on October 31, 2004, 80.98% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 21.38% of the portfolio.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) SECURITY VALUATION: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund are frequently determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading charactaristics, broker quotes and other local market conditions. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

      B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

                         OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

NOTE 1 Significant Accounting Policies (continued)

      C) FEDERAL INCOME TAXES: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

      The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended October 31, 2004 and 2003 were as follows:


                               2004           2003
                               ----           ----

Tax-Exempt Income           $1,059,913     $1,317,766
Long-Term Capital Gains         92,412        105,799

      As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:


Undistributed Long-Term Capital Gains     $   27,984
Unrealized Appreciation                    1,735,058
Undistributed Tax-Exempt Income               27,582

      D) DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually.

NOTE 2 ADVISORY AND ADMINSTRATIVE SERVICES AND OTHER AFFILIATED
TRANSACTIONS

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

            .35 and .25 of 1% of the first $200 million of average daily net assets.
            .30 and .20 of 1% of average daily net assets over $200 million.

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at October 31, 2004 was $2,000.

      Legal fees and expenses of $30,896 were paid to a firm of which the Fund's Secretary is a partner.

      During the period November 1, 2003 through October 31, 2004, the Distributor received $7,537 in commissions as a result of Fund share sales.

                         OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

NOTE 3 INVESTMENT TRANSACTIONS

      During the period ended October 31, 2004 purchases and sales of investment securities, other than short-term investments, aggregated $4,514,556 and $6,189,385, respectively. The aggregate cost of investments for Federal income tax purposes is substantially the same as the aggregate cost for financial statement purposes. At October 31, 2004, gross unrealized appreciation on investment securities was $1,714,684 and gross unrealized depreciation on investment securities was $5,432.
NOTE 4 SHARES OF BENEFICIAL INTEREST

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:


                                                      Shares         Amount
                                                      ------         ------

      Balance at 10/31/02                            3,425,514     $34,194,410
      Shares sold                                      224,010       2,360,385
      Shares issued in reinvestment of dividends        77,128         812,802
      Shares redeemed                                 (567,847)     (5,970,352)
                                                     ---------     -----------
      Net decrease                                    (266,709)     (2,797,165)
                                                     ---------     -----------
      Balance at 10/31/03                            3,158,805     $31,397,245
                                                     =========     ===========
      Shares sold                                      312,218       3,209,753
      Shares issued in reinvestment of dividends        57,598         601,754
      Shares redeemed                                 (507,839)     (5,325,800)
                                                     ---------     -----------
      Net decrease                                    (138,023)     (1,514,293)
                                                     ---------     -----------
      Balance at 10/31/04                            3,020,782     $29,882,952
                                                     =========     ===========

NOTE 5 DISTRIBUTION PLAN

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $14,374 under the Plan during fiscal 2004.

NOTE 6 TAX INFORMATION (Unaudited)

      Of the distributions paid by the Fund from investment income, 100% is tax-exempt for Federal income tax purposes.

      For the year ended October 31, 2004, the amount of long-term capital gain distributions designated by the Fund was $27,984.

                         OCEAN STATE TAX EXEMPT FUND
                          PORTFOLIO OF INVESTMENTS
                           as of October 31, 2004


                                                                                    Ratings
Principal                                                                          Moody's/              Value
 Amount                                                                      Standard & Poor's (b)     (Note 1)
---------                                                                    ---------------------     --------

MUNICIPAL SECURITIES (98.51%) (a)
Rhode Island General Obligation and Revenue (65.47%) (a)
$  500,000    Barrington School District 5.00%, 10/1/14                          Aa-2/NR              $   546,875
   200,000    Burrillville General Obligation FGIC Insured 5.70%, 5/1/11         Aaa/AAA                  207,786
   300,000    East Providence General Obligation MBIA Insured 5.70%,
               5/15/10                                                           Aaa/AAA                  311,958
   300,000    Lincoln General Obligation FGIC Insured 5.60%, 8/1/12              Aaa/NR                   314,373
   225,000    Middletown General Obligation 4.00%, 7/15/12                       Aa-3/NR                  236,531
   210,000    Newport General Obligation MBIA Insured 6.50%, 8/15/06             Aaa/AAA                  213,494
    75,000    North Kingstown General Obligation 6.70%, 12/15/05                 Aa-3/NR                   78,937
    80,000    North Kingstown General Obligation 6.80%, 12/15/06                 Aa-3/NR                   87,400
   200,000    North Kingstown General Obligation FGIC Insured 5.70%,
               10/1/18                                                           Aaa/NR                   223,000
   120,000    North Providence General Obligation MBIA Insured 6.00%,
               10/01/09                                                          Aaa/AAA                  120,355
   500,000    North Providence General Obligation FSA Insured 4.00%,
               10/15/17                                                          Aaa/AAA                  508,750
   250,000    North Smithfield General Obligation FGIC Insured 4.00%,
               10/15/12                                                          Aaa/NR                   263,437
   500,000    Pawtucket General Obligation AMBAC Insured 5.00%, 4/15/09          Aaa/NR                   551,250
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/15           Aaa/AAA                  517,750
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/11           Aaa/AAA                  517,750
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/13           Aaa/AAA                  517,750
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/12           Aaa/AAA                  517,750
   500,000    Providence General Obligation FSA Insured 5.00%, 7/15/14           Aaa/AAA                  563,125
   200,000    Providence Public Bldg. Auth. FSA Insured 5.10%, 12/15/08          Aaa/AAA                  218,000
   150,000    Providence Public Bldg. Auth. MBIA Insured 5.50%, 12/15/13         Aaa/AAA                  162,937
   500,000    Providence Public Bldg. Auth. AMBAC Insured 5.125%,
               12/15/14                                                          Aaa/AAA                  550,625
   185,000    Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18          Aaa/AAA                  195,638
   250,000    Providence Public Bldg. Auth. AMBAC Insured 5.25%,
               12/15/15                                                          Aaa/AAA                  277,187
   500,000    Providence Redevelopment Auth. AMBAC Insured, 5.30%,
               4/1/12                                                            Aaa/NR                   557,500
   200,000    Providence Redevelopment Radian Insured 4.25%, 9/1/13              NR/AA                    209,250
    24,000    Warwick General Obligation MBIA Insured 6.60%, 11/15/06            Aaa/AAA                   24,063
   250,000    Warwick General Obligation FSA Insured 4.00%, 7/15/11              Aaa/AAA                  263,750
   250,000    Warwick General Obligation FSA Insured 4.125%, 7/15/13             Aaa/AAA                  263,125
   145,000    Rhode Island Clean Water Pre-refunded U.S. T MBIA Insured
               6.50%, 10/1/06                                                    Aaa/AAA                  147,745
   150,000    Rhode Island Clean Water MBIA Insured 5.30%, 10/1/07               Aaa/AAA                  163,125
   100,000    Rhode Island Clean Water AMBAC Insured 4.75%, 10/1/18              Aaa/AAA                  104,625
   225,000    Rhode Island Clean Water MBIA Insured 5.00%, 10/1/18               Aaa/AAA                  239,906
   500,000    Rhode Island Clean Water MBIA Insured 5.00%, 10/1/19               Aaa/AAA                  548,750
   650,000    Rhode Island Depositors Economic Protection Corp.
               MBIA Insured Escrowed to Maturity 6.55%, 8/1/10                   Aaa/AAA                  754,094
   215,000    Rhode Island Depositors Economic Protection Corp.
               CAPMAC Guaranteed Escrowed to Maturity 6.375%, 8/1/22             Aaa/AAA                  276,006
   250,000    Rhode Island Depositors Economic Protection Corp. Escrowed
               to Maturity 5.75%, 8/1/21                                         Aaa/NR                   295,938




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)


                                                                                    Ratings
Principal                                                                          Moody's/              Value
 Amount                                                                      Standard & Poor's (b)     (Note 1)
---------                                                                    ---------------------     --------

MUNICIPAL SECURITIES (98.51%) (a)-(Continued)
Rhode Island General Obligation and Revenue (65.47%) (a)-(Continued)
$  250,000    Rhode Island Economic Department of Transportation FSA
               Insured 5.25%, 6/15/10                                            Aaa/AAA              $   280,625
   500,000    Rhode Island Economic Department of Transportation AMBAC
               Insured 3.75%, 6/15/13                                            Aaa/AAA                  515,000
   500,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.25%, 7/1/12                                         Aaa/AAA                  545,000
   395,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.25%, 7/1/13                                         Aaa/AAA                  429,069
   545,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.25%, 7/1/14                                         Aaa/AAA                  590,644
   450,000    Rhode Island Economic Development Corp. Airport Revenue
               FSA Insured 5.00%, 7/1/18                                         Aaa/AAA                  478,688
 1,100,000    Rhode Island Economic Development Corp. Providence Place
               Radian Insured 6.125%, 7/1/20                                     NR/AA                  1,270,500
   100,000    RI COPS MBIA Insured 5.375%, 10/1/16                               Aaa/AAA                  109,000
   300,000    Rhode Island Lease Participation Certificate Shepard Bldg.
               AMBAC Insured 5.125%, 6/1/12                                      Aaa/AAA                  326,625
   500,000    Rhode Island Refunding Bond Authority AMBAC Insured
               5.25%, 2/1/10                                                     Aaa/AAA                  551,875
   500,000    Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18         Aaa/AAA                  539,375
   300,000    Rhode Island General Obligation FGIC Insured 5.125%, 7/15/14       Aaa/AAA                  324,000
   480,000    Rhode Island General Obligation FGIC Insured 5.00%, 8/1/14         Aaa/AAA                  525,600
   500,000    Rhode Island General Obligation MBIA Insured 5.75%, 8/1/15         Aaa/AAA                  537,500
 1,000,000    Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16         Aaa/AAA                1,116,250
   400,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.40%, 9/1/14            Aaa/AAA                  455,000
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16            Aaa/AAA                  266,563
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15            Aaa/AAA                  267,500
                                                                                                      -----------
              Total Rhode Island General Obligation and Revenue                                       $20,679,349
                                                                                                      -----------

Rhode Island Health & Education Building Corporation (19.76%) (a)
$  100,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/15            Aaa/AAA              $   109,000
   300,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/16            Aaa/AAA                  326,250
   100,000    Bryant College AMBAC Insured 4.60%, 6/1/12                         Aaa/AAA                  109,375
   100,000    Brown University 4.75%, 9/1/12                                     Aa-1/AA+                 105,875
   200,000    Brown University 5.90%, 9/1/14                                     Aa-1/AA+                 210,694
   780,000    Brown University 5.25%, 9/1/16                                     Aa-1/AA+                 858,975
   400,000    Brown University 5.00%, 9/1/19                                     Aa-1/AA+                 420,000
   500,000    Brown University 5.00%, 9/1/23                                     Aa-1/AA+                 518,125
   250,000    Salve Regina College Radian Insured 5.25%, 3/15/18                 NR/AA                    270,000
   750,000    Johnson & Wales College MBIA Insured 5.00%, 4/1/29                 Aaa/AAA                  771,563
   500,000    Johnson & Wales College XL Capital 5.25%, 4/1/14                   Aaa/AAA                  565,000
   250,000    Rhode Island School of Design MBIA Insured 4.40%, 6/1/15           Aaa/AAA                  265,000
   585,000    Rhode Island School of Design MBIA Insured 4.60%, 6/1/17           Aaa/AAA                  620,831
   500,000    St. Antoine Residence LOC-Allied Irish Bank 6.125%, 11/15/18       Aa-3/NR                  532,500
   300,000    Lifespan MBIA Insured 5.75%, 5/15/23                               Aaa/AAA                  328,125
   100,000    United Methodist Elder Care LOC-Fleet Bank 7.50%, 11/1/14          NR/AA-                   102,500
   125,000    New England Tech Inst. Connie Lee Insured 6.00%, 3/1/15            NR/AAA                   127,988
                                                                                                      -----------
              Total Rhode Island Health & Education Building Corporation                              $ 6,241,801
                                                                                                      -----------




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)


                                                                                    Ratings
Principal                                                                          Moody's/              Value
 Amount                                                                      Standard & Poor's (b)     (Note 1)
---------                                                                    ---------------------     --------

MUNICIPAL SECURITIES (98.51%) (a)-(Continued)
Rhode Island Housing & Mortgage Finance Corporation (7.90%)(a)
$  180,000    5.65%, 10/1/07                                                     NR/A                 $   184,912
   250,000    4.00%, 4/1/13                                                      Aa-2/AA+                 251,875
   400,000    5.00%, 10/1/16                                                     Aa-2/AA+                 409,000
    10,000    6.50%, 10/1/22                                                     Aa-2/AA+                  10,019
   250,000    5.40%, 10/1/16                                                     Aa-2/AA+                 257,812
   950,000    4.30%, 10/1/17                                                     Aa-2/AA+                 963,062
   400,000    5.40%, 10/1/17                                                     Aa-2/AA+                 414,500
     5,000    6.50%, 4/1/27                                                      Aa-2/AA+                   5,012
                                                                                                      -----------
              Total Rhode Island Housing & Mortgage Finance Corporation                               $ 2,496,192
                                                                                                      -----------
              TOTAL RHODE ISLAND BONDS (93.14%) (a)                                                   $29,417,342
                                                                                                      ===========
Puerto Rico Bonds (5.38%) (a)
$  350,000    Puerto Rico Commonwealth 5.00%, 7/1/29                             Baa1/A-              $   358,313
   250,000    Puerto Rico Electric Power Authority MBIA Insured 5.00%,
               7/1/10                                                            Aaa/AAA                  274,063
   500,000    Puerto Rico Electric Power Authority MBIA Insured 5.125%,
               7/1/29                                                            Aaa/AAA                  519,375
   500,000    Puerto Rico Municipal Finance Auth. FSA Insured 5.50%,
               7/1/17                                                            Aaa/AAA                  546,875
                                                                                                      -----------
              TOTAL PUERTO RICO BONDS (5.38%) (a)                                                     $ 1,698,626
                                                                                                      -----------
              TOTAL INVESTMENTS (Cost $29,406,716)(93.10%) (a)                                        $31,115,968
                                                                                                      ===========

(a) Percentages indicated are based on net assets of $31,585,167 at October 31, 2004 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.46.
(b) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where
      not rated, are determined by the Fund to be of     comparable quality
      within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)
(c)   Abbreviations used:

         AMBAC  -American Municipal Bond Assurance Corp.
          CGIC  -Capital Guaranty Insurance Co.
          FGIC  -Financial Guaranty Insurance Co.
           FSA  -Financial Security Assurance Inc.
          MBIA  -Municipal Bond Investors Assurance Corp.
           LOC  -Letter of Credit
        CAPMAC  -Capital Markets Assurance Corp.
        Radian  -Radian Insurance Co.

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Trustees of VLC Trust and
Shareholders of Ocean State Tax Exempt Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Ocean State Tax Exempt Fund (the "Fund") (a portfolio of the VLC Trust), as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ocean State Tax Exempt Fund at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                       /s/ Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Trustees and Officers

      The Trustees of the Fund are responsible for the management and direction of the business and affairs of the Fund. The Trustees and officers of the Fund, their affiliations, if any, with the Adviser, and their principal occupations during at least the past five years are set forth below. Trustees who are "interested persons" of the Fund as that term is defined in the 1940 Act are designated with an (*) asterisk. Age of the Trustee is in parentheses ( ). The VLC Trust consists of one investment portfolio. The Fund's Statement of Additional Information includes additional information about Trustees and is available, without charge and upon request, by calling 401-421-1411.

Trustees Background


Name, Address and Age              Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------              --------------------------    ----------------------------------------------

Alfred B. Van Liew *(69)           President (since 1987)        Managing Partner of the Adviser, since 1984;
One Regency Plaza                  and Trustee (since            Director of the Distributor since May 1990;
Suite One                          1986)                         Chairman and Chief Executive Officer of Van
Providence, Rhode Island 02903                                   Liew Trust Company, a Rhode Island chartered
                                                                 trust company, since 1984; Trustee of Preserve
                                                                 Rhode Island since 1971; Adviser to the
                                                                 National Trust for Historic Preservation since
                                                                 1983; Trustee of St. Andrew's School since
                                                                 1984; Trustee of the Museum of Yachting since
                                                                 1988; and Trustee of the Seamen's Institute,
                                                                 Newport, Rhode Island since 1994.

John St. Sauveur * (70)            Trustee (since 1992)          Director of the Advisor; President and CEO,
219 Great Road                                                   WestBank Realty Corporation; Director of the
North Smithfield                                                 Community College of Rhode Island Foundation;
Rhode Island 02896                                               Chairman, Woonsocket Industrial Development
                                                                 Corporation; Chairman, Greater Woonsocket
                                                                 Industrial Development Foundation; Vice
                                                                 Chairman, North Smithfield Industrial
                                                                 Development Commission; a vice president and
                                                                 director, Rhode Island Chamber of Commerce
                                                                 Federation; Member, Rhode Island State
                                                                 Job Training Coordinating Council; Finance
                                                                 Chairman, Landmark Medical System and
                                                                 Trustee, Landmark Medical Center; Commis-
                                                                 sioner of the Rhode Island Resource Recovery
                                                                 Corporation since 1992; Chairman, The
                                                                 Rehabilitation Hospital of Rhode Island; Director
                                                                 and Corporate Secretary, Gooding Realty
                                                                 Corporation.





Name, Address and Age              Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------              --------------------------    ----------------------------------------------

Mary Ann Altrui (61)               Trustee (since 2001)          Administrator of St. Antoine Residence (a
10 Rhodes Avenue                                                 nursing facility) (1988-Present); Director of
North Smithfield, Rhode Island                                   Diocesan Elder Care Services (1997-Present);
02896                                                            Oversight responsibility for St. Clare Home;
                                                                 Founding member with St. Elizabeth
                                                                 Community, Scandinavian Home and Steere
                                                                 House of "CareLink", a Management service
                                                                 organization incorporated in 1997; Member of
                                                                 the American College of Health Care Administra-
                                                                 tors, the Diocesan Biomedical Ethics Commis-
                                                                 sion of the North Smithfield Advisory Council;
                                                                 Director of Woonsocket Industrial Development
                                                                 Corporation and WIDC Realty Corporation, and
                                                                 serves on advisory committees for the Diocese
                                                                 of Providence, the State of Rhode Island, and
                                                                 the Nonprofit Association of Facilities and
                                                                 Services for the Aging.

Milton C. Bickford, Jr. (72)       Trustee (since 1987)          Private investor since 1989; Director (Chairman
147 Beavertail Road                                              1999-2002) of AAA Southern New England;
Jamestown, Rhode Island 02835                                    CEO National Bickford Foremost, Inc. (national
                                                                 color printing firm) (1980-1989); Trustee,
                                                                 National Traffic Safety Foundation
                                                                 (1999-2002).

Meredith A. Curren (44)            Trustee                       Since 1990, Chief Financial Officer, Pease &
75 Pennsylvania Avenue             (since 2001)                  Curren, Inc. (refiners of precious metals).
Warwick, Rhode Island 02888                                      Director of Bancorp Rhode Island, Inc.
                                                                 and Bank Rhode Island; Board Member,
                                                                 Providence Jewelers Club; Board Member,
                                                                 Providence Chamber of Commerce; Partner,
                                                                 SVP RI Social Venture Partners of RI.

Michael E. Hogue (61)              Trustee (since 1989)          Managing Partner, eTime (insurance services)
116 Chestnut Street                                              (February 2002-present); President, VIAcorp.
Providence, Rhode Island 02903                                   (financial services) (June 1994-present);
                                                                 Assistant Professor of Insurance at the Wharton
                                                                 School, University of Pennsylvania; Trustee of
                                                                 Trinity Repertory Company (1997-present);
                                                                 President of the Jewelry District
                                                                 Association (1999-present).





Name, Address and Age              Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------              --------------------------    ----------------------------------------------

Arthur H. Lathrop (49)             Trustee (since 2001)          In practice as a Certified Public Accountant (sole
28 Spruce Street                                                 proprietor) in Westerly, RI (1991-present);
Westerly, Rhode Island 02891                                     Member of American Institute of Certified Public
                                                                 Accountants. Trustee (1998-present) and
                                                                 Chairman of the Audit Committee of Westerly
                                                                 Savings Bank; Trustee and Assistant Treasurer
                                                                 (1990-present) of River Bend Cemetery
                                                                 Company; Corporator (1989-present) of
                                                                 Community Health of Westerly, Inc.;
                                                                 Professional Advisory Council Member
                                                                 (1995-2000) of The Rhode Island Foundation;
                                                                 Incorporator of Memorial & Library Association
                                                                 of Westerly (2004-present).

Alice M. Macintosh (82)            Trustee (since 1986)          Marketing consultant since 1991; Chief Supervi-
861 Stratford Lane                                               sory Clerk of the State's Superior Court (1986-
Warwick, Rhode Island 02886                                      1991); previously a Marketing Consultant and
                                                                 Vice-President of Marketing at Hospital Trust
                                                                 National Bank.

Lawrence B. Sadwin (60)            Trustee (since 2001)          President , Lifestyle Security, LLC (since August
18 Oyster Point                                                  2002), Division Marketing Leader for General
Warren, Rhode Island 02885                                       Electric (2000-2002); Chief Operating Officer
                                                                 (1999-2000), Regional Manager (1998-1999),
                                                                 Recruiter (1997-1998) and Long Term Care
                                                                 Specialist (1997) for Travelers/NET Plus, Inc.;
                                                                 Consultant (1994-1997) for MGS Holding
                                                                 Corporation; Member-At-Large National Board of
                                                                 Directors, American Heart Association; Member,
                                                                 National Leadership Council, Research America;
                                                                 Vice-Chairman, Landmark Medical Center;
                                                                 Member and counsel to public representatives,
                                                                 National Institution of Health; Chairman of the
                                                                 Board, American Heart Association
                                                                 (2001-2002).

Samuel H. Hallowell, Jr. (56)      Vice President (since         Partner of the Adviser and Vice President, Van
One Regency Plaza                  1989)                         Liew Trust Company (1984-present);
Suite One                                                        Secretary and Past President of the Audubon
Providence, Rhode Island 02903                                   Society of Rhode Island; Member Providence
                                                                 Society of Security Analysts.

Joseph J. Healy (36)               Vice President (since         Investment Officer, Fund Controller and primary
One Regency Plaza                  1996)                         trader of the Adviser (1992-present); Vice
Suite One                                                        President, Van Liew Trust Company; President
Providence, Rhode Island 02903                                   and General Securities Principal of the
                                                                 Distributor (1993-present); Member Providence
                                                                 Society of Security Analysts and CFA Institute.





Name, Address and Age              Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------              --------------------------    ----------------------------------------------

Kevin M. Oates (44)                Vice President and            Partner of the Adviser (1996-present); Chief
One Regency Plaza                  Treasurer (since 1991)        Operating Officer of the Adviser (April 2000-
Suite One                                                        present) and Van Liew Trust Company, and Vice
Providence, Rhode Island 02903                                   President and Treasurer of the Distributor, since
                                                                 1991; Vice President-Administration of the
                                                                 Adviser (1991-2000).

Margaret D. Farrell (54)           Secretary (since 1986)        Partner, Hinckley, Allen & Snyder LLP, general
1500 Fleet Center                                                legal counsel to the Fund, (1981-present);
Providence, Rhode Island, 02903                                  Director and Secretary of Bancorp Rhode
                                                                 Island, Inc. and Bank Rhode Island; Director,
                                                                 Care New England Health System; Director and
                                                                 Chairman, Women & Infants Corporation;
                                                                 Trustee and Chairman, Women and Infants
                                                                 Hospital of Rhode Island; Secretary, Astro-Med,
                                                                 Inc. (manufacturer of graphic recording and
                                                                 printing systems).


PRIVACY POLICY

      The Van Liew Companies and Ocean State Tax Exempt Fund have always been committeed to ensuring your financial privacy. We do not sell personal information to anyone. We recognize and respect the privacy of our customers. This notice is being sent to comply with the privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers.

      * Only such information received from you, through application forms or otherwise, and information about your transactions will be collected.
      * None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). We do not disclose nonpublic personal information about you to non-affiliated third parties.
      * Policies and procedures (including physical, electronic and priocedural safeguards) are in place that are designed to protect the confidentiality of such information.

Investment Adviser & Administrator
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Distributor
  Van Liew Securities, Inc.              [LOGO] OCEAN STATE TAX EXEMPT FUND
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903            (The Portfolio of VLC Trust)

Custodian
  PFPC Trust Company
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

Transfer Agent
  Ocean State Tax Exempt Fund                       Annual Report
  C/O PFPC, Inc.                                  October 31, 2004
  P.O. Box 9839
  Providence, Rhode Island 02903

Independent Registered Public
 Accounting Firm
  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

Counsel
  Hinckley, Allen & Snyder LLP
  1500 Fleet Center
  Providence, Rhode Island 02903

Trustees
  Alfred B. Van Liew, Chairman
  Mary Ann Altrui
  Milton C. Bickford, Jr.                      Interest income exempt
  Meredith A. Curren                           from Federal and Rhode
  Michael E. Hogue                             Island income taxes
  Arthur H. Lathrop                            from quality municipal
  Alice M. Macintosh                           bonds.
  Lawrence B. Sadwin
  John H. St. Sauveur

Officers
  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Treasurer
  Margaret D. Farrell, Secretary

ITEM 2.   CODE OF ETHICS.

(a) The registrant has adopted a code of ethics applicable to its President (as the registrant's principal executive officer), the Treasurer (as the registrant's principal financial and accounting officer) and any other person or persons performing the functions of these offices or the functions of a controller. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-330-1116.

(b) During the period covered by this report, no amendments were adopted to the registrant's code of ethics applicable to its President, Treasurer or other persons performing the functions of those offices or the functions of a controller.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. The registrant's board has designated Arthur H. Lathrop, an independent trustee, as its audit committee financial expert. Mr. Lathrop is a practicing certified public accountant and sole proprietor in Westerly, Rhode Island. Previously, Mr. Lathrop served as Tax Manager of Sansiveri, Ryan, Sullivan & Co. of Providence and Westerly, Rhode Island.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (d) The following table sets forth the aggregate fees billed for the past two fiscal years by the independent auditor Ernst & Young LLP, for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to shareholders; and (ii) tax compliance, tax advice and tax return preparation. No fees were paid for audit related or other services.

Fiscal Year Ended    Audit      Audit Related    Tax       All Other
-----------------    -----      -------------    ---       ---------

October 31, 2003     $32,000    $0               $3,500    $0
October 31, 2004     $33,500    $0               $4,000    $0

(e) (1) The Fund's Audit Committee Charter requires the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent auditors. The Fund's Audit Committee Charter also requires pre-approval of all audit and non-audit services provided to the Adviser and service affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees and Tax Fees in the table above are for services pre-approved by the Fund's Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services for the past two fiscal years provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70 ("Service Affiliates"):

                    All Fees for Non-Audit      Total Amount of
                    Services Provided to the    Foregoing Column
                    Fund, the Adviser and       Pre-Approved by
                    Service Affiliates          the Audit Committee

October 31, 2003    $0                          $0
October 31, 2004    $0                          $0

(h) Not applicable. No non-audit services were provided to the Fund, the Adviser or any Service Affiliates during the past two fiscal years.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable. Registrant is not a listed issuer as defined in Rule 10A-3 of the Securities Exchange Act of 1934.

ITEM 6. Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) Based on their evaluation of the registrant's disclosure controls and procedures conducted within 90 days of the filing date of this report, the President and Treasurer have concluded that those controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurance that material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

          (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

          (a) Any Code of Ethics, or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. See Item 2.

          (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                (i) EX-99.(a) CERT - Certification of President pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

                (ii) EX-99.(b) CERT - Certification of Vice President and Treasurer pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

                (iii) EX-99.906(a) CERT - Certification of President pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

                (iv) EX-99.906(b) CERT - Certification of Vice President and Treasurer pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

                                 SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           VLC Trust
                                       ON BEHALF OF
                                       OCEAN STATE TAX EMEMPT FUND


Date: January 6, 2005                  By: /s/ Alfred B. Van Liew
                                           ----------------------
                                           Alfred B. Van Liew
                                           President


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: January 6, 2005                  By: /s/ Alfred B. Van Liew
                                           ----------------------
                                           Alfred B. Van Liew
                                           President


Date: January 6, 2005                  By: /s/ Kevin M. Oates
                                           ------------------
                                           Kevin M. Oates
                                           Vice President & Treasurer